Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (0.6%)
	Ecolab Inc.	110,158	24,397
	Fastenal Co.	256,747	15,192
	Freeport-McMoRan Inc.	216,660	8,034
	Avery Dennison Corp.	22,357	4,585
	Celanese Corp. Class A	20,403	3,088
	Scotts Miracle-Gro Co.	20,377	2,952
	Southern Copper Corp.	38,622	2,259
	FMC Corp.	16,583	1,661
	Dow Inc.	27,057	1,486
	LyondellBasell Industries NV Class A	16,464	1,435
	Chemours Co.	42,802	1,271
	Steel Dynamics Inc.	17,199	1,029
	Westlake Chemical Corp.	3,200	297
	Olin Corp.	5,210	283
			67,969
Consumer Discretionary (22.5%)
*	Amazon.com Inc.	218,656	766,842
*	Tesla Inc.	401,650	459,793
	Home Depot Inc.	535,569	214,554
*	Netflix Inc.	217,596	139,675
	Costco Wholesale Corp.	208,244	112,323
	NIKE Inc. Class B	624,136	105,629
	Lowe's Cos. Inc.	356,457	87,186
	Starbucks Corp.	593,884	65,113
*	Booking Holdings Inc.	20,649	43,401
	TJX Cos. Inc.	606,438	42,087
	Estee Lauder Cos. Inc. Class A	115,183	38,249
	Target Corp.	112,480	27,427
*	Uber Technologies Inc.	694,334	26,385
*	Lululemon Athletica Inc.	57,425	26,094
*	Chipotle Mexican Grill Inc. Class A	14,116	23,198
*	Trade Desk Inc. Class A	216,106	22,350
	eBay Inc.	327,351	22,083
*	Marriott International Inc. Class A	136,495	20,141
	Ross Stores Inc.	175,817	19,180
*	Etsy Inc.	63,931	17,554
	McDonald's Corp.	67,156	16,426
*	Spotify Technology SA	68,842	16,419
*	Copart Inc.	105,418	15,302
	Tractor Supply Co.	57,655	12,991
*	Hilton Worldwide Holdings Inc.	92,592	12,506
*	Expedia Group Inc.	72,648	11,703

		Shares	Market Value ($000)
*	Delta Air Lines Inc.	322,596	11,678
	Dollar General Corp.	50,725	11,225
*	Carvana Co. Class A	38,778	10,874
	Pool Corp.	19,571	10,845
*	Ulta Beauty Inc.	26,903	10,329
*	Burlington Stores Inc.	31,483	9,229
	VF Corp.	105,025	7,533
*	Walt Disney Co.	46,893	6,795
	DR Horton Inc.	69,193	6,760
*	O'Reilly Automotive Inc.	10,516	6,711
	Vail Resorts Inc.	20,032	6,645
*	Floor & Decor Holdings Inc. Class A	51,212	6,602
	Domino's Pizza Inc.	12,496	6,550
*	Peloton Interactive Inc. Class A	144,696	6,367
*	GameStop Corp. Class A	32,206	6,319
	Darden Restaurants Inc.	44,450	6,132
*	Las Vegas Sands Corp.	166,852	5,943
*	Lyft Inc. Class A	143,723	5,837
*	Caesars Entertainment Inc.	63,517	5,721
*	Five Below Inc.	27,950	5,686
*	NVR Inc.	1,080	5,643
	Williams-Sonoma Inc.	28,816	5,615
	Bath & Body Works Inc.	70,573	5,302
*	DraftKings Inc. Class A	153,341	5,298
*	Wayfair Inc. Class A	20,944	5,191
*	RH	8,698	5,072
*	Wynn Resorts Ltd.	53,402	4,326
*	AutoZone Inc.	2,308	4,194
	Churchill Downs Inc.	18,586	4,167
*	Aptiv plc	24,918	3,996
*	YETI Holdings Inc.	43,140	3,976
	Tempur Sealy International Inc.	91,797	3,933
*	Mattel Inc.	175,961	3,732
	Rollins Inc.	105,251	3,503
*	IAA Inc.	68,030	3,286
	Best Buy Co. Inc.	29,115	3,111
*	Bright Horizons Family Solutions Inc.	24,432	3,004
*	SiteOne Landscape Supply Inc.	11,629	2,795
*	Live Nation Entertainment Inc.	25,864	2,758
	Choice Hotels International Inc.	17,611	2,528
*	Planet Fitness Inc. Class A	29,004	2,369
	Wyndham Hotels & Resorts Inc.	29,273	2,327
	Polaris Inc.	20,088	2,246
*	QuantumScape Corp. Class A	73,366	2,116
	PulteGroup Inc.	38,364	1,919
*	Take-Two Interactive Software Inc.	11,503	1,908
	Wendy's Co.	89,960	1,851
	Hanesbrands Inc.	104,634	1,690
	H&R Block Inc.	70,866	1,678
	Yum! Brands Inc.	12,624	1,551
*	Chegg Inc.	55,313	1,540
	Toll Brothers Inc.	23,042	1,462
*	Zynga Inc. Class A	239,803	1,446
	Travel + Leisure Co.	28,553	1,405
*	Leslie's Inc.	59,224	1,241
*	Victoria's Secret & Co.	22,421	1,217
*	Sabre Corp.	160,041	1,205
	Thor Industries Inc.	11,010	1,164

		Shares	Market Value ($000)
*	frontdoor Inc.	29,534	1,021
*	Nordstrom Inc.	47,126	998
*	CarMax Inc.	6,781	958
	World Wrestling Entertainment Inc. Class A	19,322	954
*	Playtika Holding Corp.	51,656	888
	Yum China Holdings Inc.	16,998	852
*	TripAdvisor Inc.	30,438	787
*	Deckers Outdoor Corp.	1,807	733
*	Madison Square Garden Sports Corp.	3,450	594
	Tapestry Inc.	13,975	561
*	Six Flags Entertainment Corp.	14,744	539
*	Boyd Gaming Corp.	8,684	509
	Lithia Motors Inc. Class A	1,255	366
*	Skechers USA Inc. Class A	7,381	332
*	Rivian Automotive Inc. Class A	2,254	270
*	Mister Car Wash Inc.	15,962	256
*	Penn National Gaming Inc.	4,687	240
	Nexstar Media Group Inc. Class A	1,329	199
*	Figs Inc. Class A	4,632	154
	Columbia Sportswear Co.	1,188	116
*	Petco Health & Wellness Co. Inc. Class A	2,245	43
			2,641,527
Consumer Staples (2.4%)
	PepsiCo Inc.	577,858	92,330
	Coca-Cola Co.	1,381,862	72,479
	Altria Group Inc.	519,637	22,157
	Sysco Corp.	244,624	17,134
	Colgate-Palmolive Co.	222,221	16,671
*	Monster Beverage Corp.	173,011	14,495
	Hershey Co.	63,285	11,232
	Kimberly-Clark Corp.	85,603	11,155
	Clorox Co.	49,627	8,082
	Kellogg Co.	56,279	3,443
	Brown-Forman Corp. Class B	45,674	3,214
	McKesson Corp.	11,083	2,402
*	Freshpet Inc.	20,461	2,210
*	Boston Beer Co. Inc. Class A	4,637	2,092
*,1	Beyond Meat Inc.	25,302	1,778
	Lamb Weston Holdings Inc.	21,963	1,140
	Brown-Forman Corp. Class A	11,871	780
	Church & Dwight Co. Inc.	6,483	579
*	Herbalife Nutrition Ltd.	8,778	328
*	Darling Ingredients Inc.	4,074	275
*	Pilgrim's Pride Corp.	9,664	271
*	Olaplex Holdings Inc.	2,513	68
			284,315
Energy (0.5%)
*	Enphase Energy Inc.	66,583	16,646
	Cheniere Energy Inc.	118,017	12,369
*	Plug Power Inc.	257,268	10,252
	Pioneer Natural Resources Co.	48,603	8,667
	Diamondback Energy Inc.	43,182	4,609
	Texas Pacific Land Corp.	2,970	3,590
	EOG Resources Inc.	35,143	3,057
	Occidental Petroleum Corp.	54,251	1,609
	Coterra Energy Inc.	64,576	1,297
	Hess Corp.	9,666	720

		Shares	Market Value ($000)
	Halliburton Co.	23,847	515
	New Fortress Energy Inc. Class A	13,275	330
	Continental Resources Inc.	3,205	142
			63,803
Financials (2.2%)
	Blackstone Inc.	342,577	48,457
	S&P Global Inc.	85,992	39,189
	Moody's Corp.	77,472	30,264
	Aon plc Class A (XNYS)	66,188	19,576
	MSCI Inc. Class A	28,631	18,022
	Ameriprise Financial Inc.	31,698	9,180
	Broadridge Financial Solutions Inc.	53,077	8,947
	Discover Financial Services	82,730	8,922
	FactSet Research Systems Inc.	16,575	7,767
	T Rowe Price Group Inc.	37,577	7,514
	MarketAxess Holdings Inc.	18,819	6,637
	Apollo Global Management Inc. Class A	91,703	6,491
	LPL Financial Holdings Inc.	40,309	6,353
	Marsh & McLennan Cos. Inc.	30,215	4,956
	Ares Management Corp. Class A	60,966	4,948
*	Upstart Holdings Inc.	22,681	4,647
	Goldman Sachs Group Inc.	9,122	3,475
	Morningstar Inc.	10,775	3,344
	Western Alliance Bancorp	26,611	2,921
*	Arch Capital Group Ltd.	46,885	1,893
	Citizens Financial Group Inc.	37,949	1,794
	RenaissanceRe Holdings Ltd.	10,715	1,651
	Erie Indemnity Co. Class A	8,589	1,596
*	Markel Corp.	1,071	1,280
	Everest Re Group Ltd.	4,273	1,095
	Rocket Cos. Inc. Class A	68,202	1,057
	Lincoln National Corp.	14,789	981
*	Alleghany Corp.	746	483
	Brown & Brown Inc.	7,157	461
	Raymond James Financial Inc.	4,473	440
	Synovus Financial Corp.	5,220	236
*	Credit Acceptance Corp.	334	209
	Sterling Bancorp	7,609	189
[1]	UWM Holdings Corp.	27,091	187
*	Lemonade Inc.	1,891	93
*	GoHealth Inc. Class A	20,241	72
			255,327
Health Care (8.1%)
	AbbVie Inc.	890,290	102,633
	Eli Lilly & Co.	337,491	83,711
*	Moderna Inc.	170,186	59,979
*	Intuitive Surgical Inc.	178,625	57,935
	Abbott Laboratories	437,232	54,991
	Zoetis Inc.	226,480	50,288
	Amgen Inc.	235,165	46,770
*	Edwards Lifesciences Corp.	310,922	33,365
	HCA Healthcare Inc.	127,042	28,659
*	DexCom Inc.	48,455	27,260
*	Illumina Inc.	73,363	26,802
*	IDEXX Laboratories Inc.	42,546	25,871
*	Align Technology Inc.	39,664	24,256
	Agilent Technologies Inc.	137,127	20,692

		Shares	Market Value ($000)
*	Veeva Systems Inc. Class A	69,147	19,540
	Stryker Corp.	75,186	17,791
	ResMed Inc.	65,076	16,585
	West Pharmaceutical Services Inc.	37,202	16,468
	UnitedHealth Group Inc.	32,647	14,502
*	IQVIA Holdings Inc.	47,209	12,233
*	Avantor Inc.	290,500	11,469
	Thermo Fisher Scientific Inc.	17,888	11,320
*	Alnylam Pharmaceuticals Inc.	59,860	11,002
*	Vertex Pharmaceuticals Inc.	51,893	9,701
*	Seagen Inc.	60,161	9,626
*	Insulet Corp.	33,244	9,589
	Bio-Techne Corp.	19,464	9,188
*	Charles River Laboratories International Inc.	23,357	8,546
*	Novavax Inc.	37,222	7,766
*	Repligen Corp.	25,921	7,426
*	ABIOMED Inc.	22,169	6,978
*	Exact Sciences Corp.	79,656	6,800
*	10X Genomics Inc. Class A	42,219	6,451
*	Incyte Corp.	79,729	5,399
	Danaher Corp.	16,746	5,386
*	Masimo Corp.	18,304	5,091
*	Novocure Ltd.	51,648	4,836
*	Guardant Health Inc.	44,641	4,693
*	Penumbra Inc.	17,108	4,203
	Bruker Corp.	51,579	4,177
	Cardinal Health Inc.	86,536	4,001
*	Neurocrine Biosciences Inc.	47,265	3,935
	Royalty Pharma plc Class A	97,171	3,864
*	Tandem Diabetes Care Inc.	29,030	3,731
*	Natera Inc.	38,595	3,530
*	Regeneron Pharmaceuticals Inc.	5,270	3,354
*	Sarepta Therapeutics Inc.	41,342	3,341
*	Catalent Inc.	19,204	2,471
*	Mirati Therapeutics Inc.	17,575	2,404
*	DaVita Inc.	25,011	2,363
*	Maravai LifeSciences Holdings Inc. Class A	50,850	2,336
*	Exelixis Inc.	133,637	2,244
*	Horizon Therapeutics plc	20,451	2,122
*	Amedisys Inc.	14,176	1,980
*	Ultragenyx Pharmaceutical Inc.	24,192	1,820
*	Ionis Pharmaceuticals Inc.	65,246	1,729
	Encompass Health Corp.	28,318	1,632
*	PPD Inc.	32,912	1,550
*	Oak Street Health Inc.	44,319	1,372
*	Molina Healthcare Inc.	4,556	1,299
*,1	CureVac NV	26,659	1,285
*	Adaptive Biotechnologies Corp.	48,924	1,276
	STERIS plc	5,730	1,252
	Teleflex Inc.	3,940	1,172
*	Sotera Health Co.	49,647	1,059
	Chemed Corp.	1,954	910
*	agilon health Inc.	32,238	709
*	Certara Inc.	25,717	693
*	Syneos Health Inc.	6,602	641
*	Iovance Biotherapeutics Inc.	22,379	419
*	Globus Medical Inc. Class A	1,880	118
			950,590

		Shares	Market Value ($000)
Industrials (11.6%)
	Visa Inc. Class A	852,854	165,257
	Mastercard Inc. Class A	440,876	138,841
*	PayPal Holdings Inc.	592,095	109,472
	Accenture plc Class A	257,654	92,086
	United Parcel Service Inc. Class B	364,679	72,341
	Deere & Co.	142,063	49,088
	Union Pacific Corp.	207,808	48,968
	Caterpillar Inc.	238,023	46,022
	Automatic Data Processing Inc.	196,864	45,454
*	Square Inc. Class A	199,643	41,592
	Sherwin-Williams Co.	122,672	40,634
	Lockheed Martin Corp.	108,874	36,290
	Illinois Tool Works Inc.	141,894	32,941
	American Express Co.	206,291	31,418
*	Mettler-Toledo International Inc.	11,550	17,488
	Cintas Corp.	41,109	17,356
	Paychex Inc.	141,083	16,817
	Old Dominion Freight Line Inc.	47,225	16,773
*	Zebra Technologies Corp. Class A	26,842	15,804
	Honeywell International Inc.	75,722	15,314
*	Generac Holdings Inc.	30,859	12,999
	FedEx Corp.	53,447	12,313
	Rockwell Automation Inc.	35,654	11,987
	Verisk Analytics Inc. Class A	50,901	11,446
*	Bill.Com Holdings Inc.	39,797	11,177
	Carrier Global Corp.	205,542	11,124
	Trane Technologies plc	58,232	10,869
*	Waters Corp.	28,530	9,360
	WW Grainger Inc.	19,403	9,341
*	Keysight Technologies Inc.	41,204	8,013
*	Trex Co. Inc.	58,551	7,774
	PPG Industries Inc.	50,342	7,761
	Expeditors International of Washington Inc.	61,853	7,523
	TransUnion	66,038	7,343
	3M Co.	42,660	7,254
	JB Hunt Transport Services Inc.	37,630	7,193
	Xylem Inc.	58,855	7,128
	Cognex Corp.	86,309	6,667
	Equifax Inc.	23,416	6,525
	Booz Allen Hamilton Holding Corp. Class A	66,656	5,595
*	Axon Enterprise Inc.	32,752	5,528
	Robert Half International Inc.	48,616	5,405
	Toro Co.	51,178	5,146
*	Fair Isaac Corp.	13,716	4,844
*	Paylocity Holding Corp.	18,873	4,762
	Ball Corp.	48,150	4,500
*	TransDigm Group Inc.	7,431	4,295
*	United Rentals Inc.	12,642	4,282
	Allegion plc	34,605	4,279
*	GXO Logistics Inc.	41,904	4,025
	Lincoln Electric Holdings Inc.	29,107	3,928
	Graco Inc.	52,829	3,851
	Advanced Drainage Systems Inc.	30,177	3,733
*	TopBuild Corp.	13,696	3,695
	MKS Instruments Inc.	23,597	3,590
	Kansas City Southern	12,214	3,552
	RPM International Inc.	37,601	3,423

		Shares	Market Value ($000)
	Parker-Hannifin Corp.	10,882	3,287
*	XPO Logistics Inc.	41,904	3,036
	Landstar System Inc.	17,025	2,870
*	Coherent Inc.	11,002	2,849
	Sealed Air Corp.	41,677	2,589
	Synchrony Financial	52,475	2,350
	Northrop Grumman Corp.	6,586	2,297
	Carlisle Cos. Inc.	10,068	2,267
*	FleetCor Technologies Inc.	9,577	1,984
*	Fiserv Inc.	20,403	1,969
*	WEX Inc.	14,957	1,891
*	Euronet Worldwide Inc.	18,096	1,834
	HEICO Corp. Class A	14,570	1,810
	Fortune Brands Home & Security Inc.	17,830	1,792
	BWX Technologies Inc.	36,082	1,721
*	StoneCo. Ltd. Class A	103,864	1,620
	Jack Henry & Associates Inc.	9,855	1,494
	Vontier Corp.	46,378	1,461
*	Middleby Corp.	8,249	1,441
	Allison Transmission Holdings Inc.	40,722	1,409
*,1	Virgin Galactic Holdings Inc.	82,283	1,317
	CH Robinson Worldwide Inc.	13,089	1,245
	Armstrong World Industries Inc.	11,629	1,232
	Nordson Corp.	4,741	1,205
*	AZEK Co. Inc. Class A	30,280	1,188
*	Shift4 Payments Inc. Class A	21,814	1,135
	Regal Rexnord Corp.	7,079	1,119
	Western Union Co.	50,917	805
	Graphic Packaging Holding Co.	40,697	803
	Crown Holdings Inc.	7,460	789
	HEICO Corp.	5,650	783
	MSA Safety Inc.	5,019	719
	Spirit AeroSystems Holdings Inc. Class A	15,604	591
*	Axalta Coating Systems Ltd.	18,729	568
	Brunswick Corp.	4,741	445
	Howmet Aerospace Inc.	14,488	408
	Donaldson Co. Inc.	7,192	406
	AGCO Corp.	2,929	323
*	Diversey Holdings Ltd.	19,919	263
	Louisiana-Pacific Corp.	3,560	233
*	Core & Main Inc. Class A	8,595	229
	Genpact Ltd.	4,351	210
*	Legalzoom.com Inc.	5,258	95
*	TuSimple Holdings Inc. Class A	1,986	79
			1,360,347
Real Estate (1.7%)
	American Tower Corp.	227,553	59,728
	Crown Castle International Corp.	216,803	39,382
	Equinix Inc.	32,013	26,001
	Simon Property Group Inc.	142,317	21,752
	Public Storage	57,962	18,976
*	CoStar Group Inc.	153,554	11,940
	Iron Mountain Inc.	101,886	4,630
*	Zillow Group Inc. Class C	84,292	4,575
	Lamar Advertising Co. Class A	37,938	4,145
	Equity LifeStyle Properties Inc.	46,487	3,779
	SBA Communications Corp. Class A	9,204	3,164
	CoreSite Realty Corp.	16,894	2,890

		Shares	Market Value ($000)
*	Zillow Group Inc. Class A	30,357	1,643
	Extra Space Storage Inc.	5,559	1,112
*	CBRE Group Inc. Class A	8,762	837
*	Opendoor Technologies Inc.	45,333	718
			205,272
Technology (49.6%)
	Apple Inc.	7,909,435	1,307,430
	Microsoft Corp.	3,796,696	1,255,150
	NVIDIA Corp.	1,205,332	393,854
*	Meta Platforms Inc. Class A	1,205,772	391,225
*	Alphabet Inc. Class A	130,288	369,751
*	Alphabet Inc. Class C	121,902	347,304
*	Adobe Inc.	240,617	161,177
	Broadcom Inc.	201,115	111,353
	QUALCOMM Inc.	568,366	102,624
*	Advanced Micro Devices Inc.	609,881	96,587
	Intuit Inc.	128,628	83,904
	Oracle Corp.	791,689	71,838
	Applied Materials Inc.	461,457	67,922
*	ServiceNow Inc.	99,357	64,354
	Texas Instruments Inc.	288,261	55,453
	Lam Research Corp.	71,668	48,723
*	Snowflake Inc. Class A	92,789	31,562
	KLA Corp.	77,103	31,468
	Xilinx Inc.	123,945	28,315
*	Autodesk Inc.	111,021	28,220
*	Palo Alto Networks Inc.	47,899	26,198
*	Workday Inc. Class A	94,446	25,900
*	Atlassian Corp. plc Class A	68,441	25,756
*	salesforce.com Inc.	89,287	25,443
*	Cadence Design Systems Inc.	138,079	24,504
*	DocuSign Inc. Class A	95,844	23,612
*	Cloudflare Inc. Class A	122,328	23,027
*	Zoom Video Communications Inc. Class A	107,364	22,698
*	Fortinet Inc.	67,551	22,434
*	Crowdstrike Holdings Inc. Class A	99,333	21,569
*	Datadog Inc. Class A	116,553	20,780
	Analog Devices Inc.	107,385	19,356
	Microchip Technology Inc.	227,330	18,966
*	HubSpot Inc.	22,433	18,101
*	Match Group Inc.	138,821	18,045
*	Palantir Technologies Inc. Class A	815,829	16,847
	Amphenol Corp. Class A	208,358	16,789
*	Synopsys Inc.	48,238	16,449
*	EPAM Systems Inc.	26,996	16,428
*	MongoDB Inc. Class A	31,091	15,486
*	Zscaler Inc.	38,860	13,483
*	Okta Inc.	62,582	13,470
	CDW Corp.	68,876	13,042
*	Unity Software Inc.	75,020	12,933
	Teradyne Inc.	83,965	12,836
*	Gartner Inc.	40,972	12,794
	Monolithic Power Systems Inc.	22,498	12,452
*	DoorDash Inc. Class A	63,776	11,401
*	Paycom Software Inc.	25,520	11,164
*	Pinterest Inc. Class A	278,497	11,157
*	Splunk Inc.	82,101	9,934
	Entegris Inc.	67,883	9,916

		Shares	Market Value ($000)
*	Tyler Technologies Inc.	17,632	9,151
	NXP Semiconductors NV	40,862	9,127
*	RingCentral Inc. Class A	40,669	8,784
	HP Inc.	208,439	7,354
*	Coupa Software Inc.	36,904	7,258
*	ANSYS Inc.	18,287	7,159
*	ON Semiconductor Corp.	115,640	7,104
*	Twilio Inc. Class A	23,466	6,715
	NetApp Inc.	74,388	6,612
	Micron Technology Inc.	78,175	6,567
*	Zendesk Inc.	59,440	6,069
*	Avalara Inc.	42,735	5,969
	Skyworks Solutions Inc.	39,138	5,936
*	PTC Inc.	53,279	5,838
*	Dynatrace Inc.	92,572	5,818
*	Elastic NV	35,266	5,482
*	Globant SA	20,183	5,349
*	Aspen Technology Inc.	34,378	4,986
*	Five9 Inc.	33,858	4,819
	Corning Inc.	129,881	4,817
	VMware Inc. Class A	37,229	4,346
*	Wix.com Ltd.	26,756	4,088
*	Pure Storage Inc. Class A	126,037	3,903
	Vertiv Holdings Co. Class A	151,366	3,881
*	Smartsheet Inc. Class A	60,625	3,880
*	Dropbox Inc. Class A	153,691	3,782
*	Dell Technologies Inc. Class C	66,147	3,735
	Brooks Automation Inc.	30,446	3,443
	Bentley Systems Inc. Class B	69,551	3,338
	Jabil Inc.	55,862	3,266
*	Nutanix Inc. Class A	97,179	3,228
	Universal Display Corp.	21,981	3,144
*	Anaplan Inc.	70,975	3,038
*	Nuance Communications Inc.	54,631	3,031
*	New Relic Inc.	25,602	2,837
*	Manhattan Associates Inc.	17,099	2,670
	Pegasystems Inc.	19,061	2,189
*	Everbridge Inc.	18,918	2,146
*	Teradata Corp.	46,412	2,015
*	Alteryx Inc. Class A	30,130	2,003
	NortonLifeLock Inc.	73,431	1,825
*	Twitter Inc.	41,419	1,820
	Citrix Systems Inc.	22,375	1,800
*	nCino Inc.	27,986	1,739
	Switch Inc. Class A	57,872	1,583
*,1	Skillz Inc. Class A	148,493	1,380
*	Vimeo Inc.	66,094	1,276
*	NCR Corp.	22,011	856
*	Jamf Holding Corp.	22,696	732
*	Allegro MicroSystems Inc.	19,741	617
	McAfee Corp.Class A	23,791	615
*	GoDaddy Inc. Class A	8,489	596
*	Mandiant Inc.	34,750	590
	CDK Global Inc.	10,593	409
*	DoubleVerify Holdings Inc.	12,430	384
*	Paycor HCM Inc.	11,782	347
*	Procore Technologies Inc.	3,393	288
*	Duck Creek Technologies Inc.	7,957	228

		Shares	Market Value ($000)
*	Vroom Inc.	14,398	199
*	IPG Photonics Corp.	1,052	173
*	C3.ai Inc. Class A	4,554	168
*	Toast Inc. Class A	61	2
			5,823,688
Telecommunications (0.6%)
*	Charter Communications Inc. Class A	61,143	39,515
*	Arista Networks Inc.	108,598	13,473
*	Roku Inc.	58,656	13,351
	Cable One Inc.	1,414	2,506
*	Altice USA Inc. Class A	75,373	1,194
*	CommScope Holding Co. Inc.	101,378	1,010
	Ubiquiti Inc.	2,775	830
			71,879
Utilities (0.1%)
	Waste Management Inc.	34,074	5,475
	NRG Energy Inc.	55,651	2,005
	Brookfield Renewable Corp. Class A	16,321	604
			8,084
Total Common Stocks (Cost $6,486,934)			11,732,801
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.077% (Cost $13,696)	136,962	13,696
Total Investments (100.0%) (Cost $6,500,630)			11,746,497
Other Assets and Liabilities—Net (0.0%)			492
Net Assets (100%)			11,746,989
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,565,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,921,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	61	13,927	(98)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.